Share-based payment arrangements - Reconciliation of outstanding share options, narrative (Details)	12 Months Ended
	Dec. 31, 2019 shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Treasury stock (in shares)		4,946,216
Number of options exercised (in shares)	0	350,000
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in eur per share) | $		$ 7.335
Share option program 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Treasury stock (in shares)		545,486	0
Number of options exercised (in shares)		350,000